Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories
Inventories

The components of the Company's inventories at September 30, 2014 and December 31, 2013, were as follows:

	September 30, 2014	December 31, 2013
Raw materials and manufacturing supplies	$197.3	$174.9
Work in process	93.1	46.6
Finished goods	57.7	51.0
Total	$348.1	$272.5

Inventories

The components of the Company's inventories at December 31, 2013 and 2012 were as follows:

	2013	2012
Raw materials and manufacturing supplies	$174.9	$154.2
Work in process	46.6	45.1
Finished goods	51.0	43.6
Total	$272.5	$242.9